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                                                        hours per response: 19.4
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07242
                                   ---------------------------------------------

                                The Cutler Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  3555 Lear Way                   Medford, Oregon                       97504
--------------------------------------------------------------------------------
            (Address of principal executive offices)                  (Zip code)

                                 Erich M. Patten

Cutler Investment Counsel, LLC        3555 Lear Way        Medford, Oregon 97504
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (541) 770-9000
                                                    --------------

Date of fiscal year end: June 30, 2007
                         -------------

Date of reporting period: June 30, 2007
                          -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                              CUTLER EQUITY FUND
================================================================================

                 [GRAPHIC OMITTED]    THE
                                     CUTLER
                                     TRUST







                                  ANNUAL REPORT

                                  JUNE 30, 2007

--------------------------------------------------------------------------------
CUTLER EQUITY FUND
TABLE OF CONTENTS
June 30, 2007 (Unaudited)
================================================================================

                                                                            Page

Letter to Shareholders ..................................................     3
Management Discussion of Fund Performance ...............................     4
Performance Information (Unaudited) .....................................     6
Portfolio Information (Unaudited) .......................................     7
Schedule of Investments .................................................     8
Statement of Assets and Liabilities .....................................    10
Statement of Operations .................................................    11
Statements of Changes in Net Assets .....................................    12
Financial Highlights ....................................................    13
Notes to Financial Statements ...........................................    14
Report of Independent Registered Public Accounting Firm .................    18
About Your Fund's Expenses (Unaudited) ..................................    19
Trustees and Officers of the Trust (Unaudited) ..........................    21
Additional Information (Unaudited) ......................................    23
Results of a Special Meeting of Shareholders (Unaudited) ................    23

--------------------------------------------------------------------------------
CUTLER EQUITY FUND
LETTER TO SHAREHOLDERS
================================================================================

Dear Shareholders:

Please find enclosed the Cutler Equity Fund's Annual Report for the fiscal year ended June 30, 2007. This past year has been one of notable global economic growth. Gains were powered by the transitional economic policies of the Asian economies, a resurgence of Europe, and continued strength here at home. Overall, the investment climate has been very favorable, and the high quality securities held by the Fund were not an exception.

Over the previous 12 months, private equity emerged as a force in the investment community. While private equity funds have been buying companies since the 1980's, the recent historically low rates of corporate debt provided a springboard for larger and larger deals. This provided an underlying bid for the stock market, as mispriced companies were being purchased at alarming rates. Volatility over the summer has reduced this overall buying frenzy.

Today, the overall market is trading at roughly fair value. We believe that with valuations (such as price to earnings ratios) trading near their traditional averages, that gains can be achieved roughly in line with GDP growth. With an economy still in expansion, we maintain a positive view for equities. As real estate declines and bonds continue to trade at expensive levels, we believe that high quality equities remain the best place for investors to achieve long-term gains.

The Cutler Equity Fund is positioned to participate in this global growth story. Many of the Fund's holdings generate substantial gains from overseas. Notably, 2007 will likely mark the first time that over 50% of the quarterly revenues in the S&P 500 were generated outside of the United States. We continue to focus on mature companies with the resources to establish a foothold in these new markets. The value of current income and dividends remains a staid philosophy, one which we believe will continue to generate strong returns in today's market.

Thank you for your continued support.

Sincerely,


/s/ Matthew C. Patten                   /s/ Erich M. Patten

Matthew C. Patten                       Erich M. Patten
Chairman                                Portfolio Manager

The views in this report were those of Cutler Investment Counsel, LLC as of June 30, 2007 and may not reflect their views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investment in the Fund and do not constitute investment advice.

--------------------------------------------------------------------------------
CUTLER EQUITY FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE
================================================================================

1)   HOW DID THE FUND PERFORM LAST YEAR?

         The Fund had a 1 Year total return of 19.59% for the year ended June 30, 2007. The Fund's five-year and 10-year average annual returns for periods ended June 30, 2007 were 8.64% and 6.61%, respectively.

2) WHAT WERE THE MOST SIGNIFICANT MARKET FACTORS AFFECTING THE FUND'S PERFORMANCE DURING THE PAST FISCAL YEAR?

         Market factors included:

            1)    Global economic growth

            2)    Mergers and acquisitions activity

            3)    Positive overall equities markets

            4)    Inflation stability

            5)    The decline in value of the US dollar

3)   WHY DID THE FUND UNDERPERFORM RELATIVE TO ITS BENCHMARK DURING FISCAL 2007?

         The Fund's performance was roughly in line with the S&P 500 Index, which returned 20.59% over the past year. The Fund's beta (a widely accepted risk measurement) remains below 1.00, implying that the Fund holds less volatile securities than the overall market. In addition, the Fund's performance shown is net of all fees and expenses, which were approximately 1.30%. The return of the S&P 500 Index does not include any fees or expenses.

4)   WHAT STRATEGIES DID YOU USE TO MANAGE THE FUND?

         Management maintained a dividend income focused strategy, owning companies that have a strong history of continuous dividend payments and a minimum yield of 1.25% at the time of purchase. In addition, management attempted to maintain a low amount of turnover to reduce costs to shareholders. Finally, management attempted to own only companies whose management maintains sound corporate governance and a high degree of ethics.

5) WHAT WERE THE PRIMARY STRATEGIC FACTORS THAT GUIDED YOUR MANAGEMENT OF THE FUND?

         The primary strategic factor guiding our management style was our belief that companies paying income in the form of dividends provide greater shareholder returns over time than companies that do not pay dividends.

--------------------------------------------------------------------------------
CUTLER EQUITY FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE
(Continued)
================================================================================

6) WHAT WERE SOME OF THE KEY TRENDS IN EACH OF THE REGIONS/SIGNIFICANT INDUSTRIES THAT THE FUND INVESTS IN?

         The Fund does not have a regional focus; however, all of our holdings are companies domiciled in the United States and traded on domestic stock exchanges. The trends in the United States equity markets were positive this past year. While none of the holdings in the portfolio were bought by private equity firms this past year, the prices of several were buoyed by such speculation. An additional trend was the Fund's continued exposure to industrial companies, which are highly leveraged to both a falling dollar (as their overseas earnings becomes more valuable) and global growth (as they generate more revenues overseas). Finally, financial holdings were weighed down by the U.S. housing slowdown. Management continues to believe that many of these holdings have favorable long-term prospects.

7) WHICH SECURITIES WERE THE LARGEST POSITIVE CONTRIBUTORS TO THE FUND'S PERFORMANCE?

            1)    McDonald's Corp.

            2)    AT&T Inc.

            3)    Exxon Mobil Corp.

            4)    Chevron Corp.

            5)    McGraw-Hill Cos., Inc. (The)

8)   WHICH SECURITIES MOST HURT THE FUND'S PERFORMANCE?

            1)    Washington Mutual, Inc.

            2)    Wal-Mart Stores Inc. (Sold on 12/18/06)

            3)    Johnson and Johnson

            4)    Wells Fargo & Co.

            5)    Caterpillar, Inc.

         Before investing you should carefully consider the Fund's investment objectives, risks, charges and expenses. This and other information is in the prospectus, a copy of which may be obtained by calling 1-800-228-8537. Please read the prospectus carefully before you invest.

         The views in this report were those of Cutler Investment Counsel, LLC as of June 30, 2007 and may not reflect their views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investment in the Fund and do not constitute investment advice.

--------------------------------------------------------------------------------
CUTLER EQUITY FUND
PERFORMANCE INFORMATION
June 30, 2007 (Unaudited)
================================================================================

           COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN
                CUTLER EQUITY FUND AND THE S&P 500 TOTAL RETURN INDEX

                                     [LINE CHART]

                     Cutler Equity Fund    S&P 500 Total Return Index
                     ------------------    --------------------------
                     06/30/97   $ 10,000      06/30/97   $ 10,000
                     09/30/97     10,496      09/30/97     10,749
                     12/31/97     11,060      12/31/97     11,058
                     03/31/98     12,409      03/31/98     12,600
                     06/30/98     12,490      06/30/98     13,016
                     09/30/98     11,306      09/30/98     11,721
                     12/31/98     13,048      12/31/98     14,218
                     03/31/99     13,128      03/31/99     14,926
                     06/30/99     14,751      06/30/99     15,978
                     09/30/99     13,373      09/30/99     14,980
                     12/31/99     13,476      12/31/99     17,209
                     03/31/00     13,616      03/31/00     17,604
                     06/30/00     13,386      06/30/00     17,136
                     09/30/00     13,667      09/30/00     16,970
                     12/31/00     14,644      12/31/00     15,643
                     03/31/01     14,087      03/31/01     13,788
                     06/30/01     14,587      06/30/01     14,595
                     09/30/01     13,151      09/30/01     12,453
                     12/31/01     14,177      12/31/01     13,783
                     03/31/02     14,460      03/31/02     13,821
                     06/30/02     12,535      06/30/02     11,970
                     09/30/02      9,809      09/30/02      9,902
                     12/31/02     10,973      12/31/02     10,737
                     03/31/03     10,330      03/31/03     10,399
                     06/30/03     11,940      06/30/03     12,000
                     09/30/03     11,959      09/30/03     12,317
                     12/31/03     13,680      12/31/03     13,817
                     03/31/04     13,649      03/31/04     14,051
                     06/30/04     13,777      06/30/04     14,293
                     09/30/04     13,885      09/30/04     14,026
                     12/31/04     14,685      12/31/04     15,320
                     03/31/05     14,602      03/31/05     14,991
                     06/30/05     14,572      06/30/05     15,196
                     09/30/05     15,110      09/30/05     15,745
                     12/31/05     15,193      12/31/05     16,074
                     03/31/06     15,667      03/31/06     16,751
                     06/30/06     15,864      06/30/06     16,509
                     09/30/06     16,766      09/30/06     17,445
                     12/31/06     17,826      12/31/06     18,613
                     03/31/07     17,949      03/31/07     18,732
                     06/30/07     18,972      06/30/07     19,907

Past performance is not predictive of future performance


--------------------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURNS(a)
                        (FOR PERIODS ENDED JUNE 30, 2007)

                                                 1 Year     5 Years     10 Years
                                                 ------     -------     --------
Cutler Equity Fund                                19.59%      8.64%       6.61%
S&P 500 Total Return Index                        20.59%     10.71%       7.13%

(a) Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
--------------------------------------------------------------------------------

The Cutler Equity Fund (the "Fund") is managed pursuant to an equity income strategy. The investment manager and Trustees believe the S&P 500 Total Return Index is the most appropriate benchmark for the Fund due to its focus on large capitalization securities, broad index membership, and the representation of multiple security types that are used in the management of the Fund.

--------------------------------------------------------------------------------
CUTLER EQUITY FUND
PORTFOLIO INFORMATION
June 30, 2007 (Unaudited)
================================================================================

SECTOR ALLOCATION (% OF NET ASSETS)

                                Consumer Discretionary - 10.0%
                                Consumer Staples - 14.6%
                                Energy - 10.5%
                                Financials - 18.3%
                                Health Care - 5.9%
  [PIE CHART OMITTED]           Industrials - 14.5%
                                Information Technology - 5.8%
                                Materials - 8.7%
                                Telecommunications Services - 3.3%
                                Utilities - 6.2%
                                Other - 2.2%

--------------------------------------------------------------------------------
CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2007
================================================================================
 SHARES   COMMON STOCKS -- 97.8%                                        VALUE
--------------------------------------------------------------------------------
          CONSUMER DISCRETIONARY -- 10.0%
 29,280   Home Depot, Inc. (The).................................   $ 1,152,168
 27,680   McDonald's Corp........................................     1,405,037
 22,060   McGraw-Hill Cos., Inc. (The)...........................     1,501,845
                                                                    -----------
                                                                      4,059,050
                                                                    -----------
          CONSUMER STAPLES -- 14.6%
 35,010   Archer-Daniels-Midland Co. ............................     1,158,481
 18,190   Kimberly-Clark Corp....................................     1,216,729
 19,430   PepsiCo, Inc...........................................     1,260,035
 17,780   Procter & Gamble Co. (The).............................     1,087,958
 36,520   Sysco Corp.............................................     1,204,795
                                                                    -----------
                                                                      5,927,998
                                                                    -----------
          ENERGY -- 10.5%
 16,540   Chevron Corp...........................................     1,393,330
 17,950   ConocoPhillips.........................................     1,409,075
 17,160   Exxon Mobil Corp.......................................     1,439,381
                                                                    -----------
                                                                      4,241,786
                                                                    -----------
          FINANCIALS -- 18.3%
 22,340   Citigroup, Inc.........................................     1,145,819
 25,800   JPMorgan Chase & Co. ..................................     1,250,010
 20,750   Lincoln National Corp..................................     1,472,212
 34,860   U.S. Bancorp...........................................     1,148,637
 27,250   Washington Mutual, Inc. ...............................     1,161,940
 35,100   Wells Fargo & Co. .....................................     1,234,467
                                                                    -----------
                                                                      7,413,085
                                                                    -----------
          HEALTH CARE -- 5.9%
 19,100   Johnson & Johnson......................................     1,176,942
 47,220   Pfizer, Inc. ..........................................     1,207,415
                                                                    -----------
                                                                      2,384,357
                                                                    -----------
          INDUSTRIALS -- 14.5%
 18,240   Caterpillar, Inc.......................................     1,428,192
 23,000   Emerson Electric Co. ..................................     1,076,400
 24,650   General Electric Co....................................       943,602
 21,550   Pitney Bowes, Inc. ....................................     1,008,971
 19,800   United Technologies Corp...............................     1,404,414
                                                                    -----------
                                                                      5,861,579
                                                                    -----------
          INFORMATION TECHNOLOGY -- 5.8%
 43,530   Intel Corp.............................................     1,034,273
 12,500   International Business Machines Corp...................     1,315,625
                                                                    -----------
                                                                      2,349,898
                                                                    -----------

--------------------------------------------------------------------------------
CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
 SHARES   COMMON STOCKS -- 97.8% (CONTINUED)                            VALUE
--------------------------------------------------------------------------------
          MATERIALS -- 8.7%
 32,520   Alcoa, Inc.............................................   $ 1,318,035
 24,240   Dow Chemical Co. (The).................................     1,071,893
 14,390   Weyerhaeuser Co........................................     1,135,803
                                                                    -----------
                                                                      3,525,731
                                                                    -----------
          TELECOMMUNICATIONS SERVICES -- 3.3%
 32,770   AT&T, Inc..............................................     1,359,955
                                                                    -----------

          UTILITIES -- 6.2%
 16,850   Exelon Corp............................................     1,223,310
 29,780   National Fuel Gas Co...................................     1,289,772
                                                                    -----------
                                                                      2,513,082
                                                                    -----------
          TOTAL COMMON STOCKS (Cost $28,065,763).................   $39,636,521
                                                                    -----------

================================================================================
 SHARES   MONEY MARKET FUNDS -- 2.2%                                    VALUE
--------------------------------------------------------------------------------
898,468   Fidelity Institutional Money Market Portfolio
          - Select Class (Cost $898,468) ........................   $   898,468
                                                                    -----------

          TOTAL INVESTMENTS AT VALUE -- 100.0%
          (Cost $28,964,231) ....................................   $40,534,989

          LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.0%) .......       (23,089)
                                                                    -----------

          NET ASSETS -- 100.0% ..................................   $40,511,900
                                                                    ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
CUTLER EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2007
================================================================================
ASSETS
   Investments in securities:
      At acquisition cost ......................................   $ 28,964,231
                                                                   ============
      At value .................................................   $ 40,534,989
   Dividends receivable ........................................         52,928
   Other assets ................................................          9,358
                                                                   ------------
Total assets ...................................................     40,597,275
                                                                   ------------

LIABILITIES
   Dividends payable ...........................................          5,291
   Payable for capital shares redeemed .........................         19,600
   Accrued liabilities:
      Investment advisory fees (Note 3) ........................         25,434
      Administration fees (Note 3) .............................          6,000
      Other accrued expenses and liabilities ...................         29,050
                                                                   ------------
Total liabilities ..............................................         85,375
                                                                   ------------

NET ASSETS .....................................................   $ 40,511,900
                                                                   ============

NET ASSETS CONSIST OF:
   Paid-in capital .............................................   $ 43,583,051
   Accumulated undistributed net investment income .............          4,019
   Accumulated net realized losses from security
      transactions .............................................    (14,645,928)
   Net unrealized appreciation on investments ..................     11,570,758
                                                                   ------------
NET ASSETS .....................................................   $ 40,511,900
                                                                   ============
Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) ..................      3,283,548
                                                                   ============

Net asset value, offering price and redemption
   price per share (Note 2) ....................................   $      12.34
                                                                   ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
CUTLER EQUITY FUND
STATEMENT OF OPERATIONS
For the Year Ended June 30, 2007
================================================================================
INVESTMENT INCOME
   Dividend income .............................................   $  1,067,579
                                                                   ------------

EXPENSES
   Investment advisory fees (Note 3) ...........................        301,141
   Administration fees (Note 3) ................................         72,000
   Professional fees ...........................................         46,367
   Trustees' fees and expenses .................................         26,634
   Insurance expense ...........................................         16,049
   Registration fees ...........................................         12,931
   Custody fees ................................................         12,043
   Postage and supplies ........................................         10,245
   Printing of shareholder reports .............................          5,642
   Other expenses ..............................................         18,092
                                                                   ------------
Total expenses .................................................        521,144
                                                                   ------------

NET INVESTMENT INCOME ..........................................        546,435
                                                                   ------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
   Net realized gains from investments .........................      2,662,323
   Net change in unrealized appreciation/depreciation
      on investments ...........................................      3,965,088
                                                                   ------------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS ...............      6,627,411
                                                                   ------------

INCREASE IN NET ASSETS FROM OPERATIONS .........................   $  7,173,846
                                                                   ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
CUTLER EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================
                                                     Year Ended      Year Ended
                                                    June 30, 2007  June 30, 2006
--------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income .........................   $   546,435    $   573,589
   Net realized gains (losses) from investments ..     2,662,323       (172,878)
   Net change in unrealized
      appreciation/depreciation of investments ...     3,965,088      3,002,802
                                                     -----------    -----------
Net increase in net assets from operations .......     7,173,846      3,403,513
                                                     -----------    -----------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income ....................      (547,696)      (574,299)
                                                     -----------    -----------

CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold .....................       804,972        586,967
   Net asset value of shares issued in
      reinvestment of distributions to
      shareholders ...............................       525,004        542,538
   Payments for shares redeemed ..................    (5,526,984)    (5,983,368)
                                                     -----------    -----------
Net decrease from capital share transactions .....    (4,197,008)    (4,853,863)
                                                     -----------    -----------

Total increase (decrease) in net assets ..........     2,429,142     (2,024,649)

NET ASSETS

Beginning of year ................................    38,082,758     40,107,407
                                                     -----------    -----------
End of year ......................................   $40,511,900    $38,082,758
                                                     ===========    ===========

ACCUMULATED UNDISTRIBUTED
   NET INVESTMENT INCOME .........................   $     4,019    $     5,280
                                                     ===========    ===========

CAPITAL SHARE ACTIVITY
Sold .............................................        68,340         56,795
Reinvested .......................................        44,997         52,961
Redeemed .........................................      (470,570)      (583,090)
                                                     -----------    -----------
Net decrease in shares outstanding ...............      (357,233)      (473,334)
Shares outstanding at beginning of year ..........     3,640,781      4,114,115
                                                     -----------    -----------
Shares outstanding at end of year ................     3,283,548      3,640,781
                                                     ===========    ===========

See accompanying notes to financial statements.

-------------------------------------------------------------------------------------------------
CUTLER EQUITY FUND
FINANCIAL HIGHLIGHTS
=================================================================================================
Per Share Data for a Share Outstanding Throughout Each Year

-------------------------------------------------------------------------------------------------
                                                               YEARS ENDED JUNE 30,
                                                  -----------------------------------------------
                                                    2007      2006      2005      2004      2003
-------------------------------------------------------------------------------------------------
Net asset value at beginning of year ..........   $ 10.46   $  9.75   $  9.38   $  8.29   $  8.85
                                                  -------   -------   -------   -------   -------

Income (loss) from investment operations:
   Net investment income ......................      0.16      0.15      0.17      0.18      0.13
   Net realized and unrealized gains
      (losses) on investments .................      1.88      0.71      0.37      1.09     (0.56)(a)
                                                  -------   -------   -------   -------   -------
Total from investment operations ..............      2.04      0.86      0.54      1.27     (0.43)
                                                  -------   -------   -------   -------   -------
Less distributions from:
   Net investment income ......................     (0.16)    (0.15)    (0.17)    (0.18)    (0.13)
                                                  -------   -------   -------   -------   -------

Net asset value at end of year ................   $ 12.34   $ 10.46   $  9.75   $  9.38   $  8.29
                                                  =======   =======   =======   =======   =======

Total return (b) ..............................     19.59%     8.86%     5.77%    15.39%    (4.75%)
                                                  =======   =======   =======   =======   =======

Net assets at the end of year (000's) .........   $40,512   $38,083   $40,107   $41,233   $41,250
                                                  =======   =======   =======   =======   =======
Ratios/supplementary data:

Ratio of net expenses to average net assets ...      1.30%     1.26%     1.30%     1.25%     1.25%

Ratio of gross expenses to
   average net assets (c) .....................      1.30%     1.26%     1.43%     1.43%     1.79%

Ratio of net investment income
   to average net assets ......................      1.36%     1.44%     1.77%     1.95%     1.65%

Portfolio turnover rate .......................        10%       21%       14%       14%       61%

(a) Per share amount does not reflect the actual net realized and unrealized gain/loss for the period because of the timing of sales of the Fund shares and the amount of per share realized and unrealized gains and losses at such time (Note 1).

(b) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The ratio of gross expenses to average net assets reflects the expense ratio excluding any waivers and/or expense reimbursements by the Fund's investment adviser.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
CUTLER EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2007
================================================================================

1.   ORGANIZATION

     The Cutler Equity Fund (the "Fund") is a diversified series of The Cutler Trust (the "Trust"). The Trust is a Delaware statutory trust that is registered as an open-end management investment company under the Investment Company Act of 1940. The Fund is the only series of the Trust. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of Fund shares of beneficial interest without par value. The Fund commenced operations on October 2, 1992.

     The Fund seeks current income and long-term capital appreciation.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following summarizes the significant accounting policies of the Fund:

     SECURITIES VALUATION -- Exchange traded securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which over-the-counter quotations are available are generally valued at the mean between the closing bid and asked prices. Money market instruments that mature in sixty days or less may be valued at amortized cost unless the Fund's investment adviser believes another valuation is more appropriate.

     The Fund values securities at fair value pursuant to procedures adopted by the Board of Trustees if (1) market quotations are insufficient or not readily available or (2) the Fund's investment adviser believes that the prices or values available are unreliable due to, among other things, the occurrence of events after the close of the securities markets on which the Fund's securities primarily trade but before the time as of which the Fund calculates its net asset value.

     SHARE VALUATION -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share.

     ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
CUTLER EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

     SECURITY TRANSACTIONS, INVESTMENT INCOME AND REALIZED GAINS AND LOSSES -- Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Gains and losses on securities sold are determined on a specific identification basis.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders of net investment income, if any, are declared and paid quarterly. Capital gain distributions, if any, are distributed to shareholders annually. Distributions are based on amounts calculated in accordance with applicable Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are due primarily to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund. Dividends and distributions are recorded on the ex-dividend date. The tax character of distributions paid during the years ended June 30, 2007 and 2006 was ordinary income.

     FEDERAL INCOME TAXES -- The Fund intends to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on income distributed. Accordingly, no provision for income taxes has been made.

     In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare and pay as dividends in each calendar year at least 98% of its investment income (earned during the calendar year) and 98% of its net realized gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

     The following information is computed on a tax basis for each item as of June 30, 2007:

     Tax cost of portfolio investments .........................   $ 29,028,744
                                                                   ============
     Gross unrealized appreciation .............................   $ 12,094,546
     Gross unrealized depreciation .............................       (588,301)
                                                                   ------------
     Net unrealized appreciation ...............................     11,506,245
     Undistributed ordinary income .............................          9,310
     Capital loss carryforward .................................    (14,581,415)
     Other temporary differences due to timing
        of cash distributions ..................................         (5,291)
                                                                   ------------
     Accumulated deficit .......................................   $ (3,071,151)
                                                                   ============

     The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to losses deferred due to wash sales.

--------------------------------------------------------------------------------
CUTLER EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

     As of June 30, 2007, the Fund had capital loss carryforwards of $14,581,415, of which $5,806,513 expires June 30, 2010, $5,747,725 expires
     June 30, 2011,  $2,687,016  expires June 30, 2012 and $340,161 expires June
     30, 2014. These capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

     During the year ended June 30, 2007, the Fund utilized $2,648,975 of capital loss carryforwards to offset current year realized gains.

3.   TRANSACTIONS WITH AFFILIATES

     INVESTMENT ADVISER -- Cutler Investment Counsel, LLC (the "Adviser") is the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement, the Fund pays to the Adviser a fee, which is accrued daily and paid monthly, at an annual rate of 0.75% of the Fund's average daily net assets.

     Certain officers of the Trust are also officers of the Adviser.

     ADMINISTRATION AND OTHER SERVICES -- Under the terms of a Mutual Fund Services Agreement between the Trust and Ultimus Fund Solutions, LLC ("Ultimus"), Ultimus provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Fund. For these services, Ultimus receives a monthly fee from the Fund at an annual rate of 0.15% of the Fund's average daily net assets up to $500 million; 0.125% on the next $500 million of such assets; and 0.10% on such assets in excess of $1 billion, subject to a minimum monthly fee of $6,000. During the year ended June 30, 2007, Ultimus received $72,000 for these services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Fund's portfolio securities. Certain officers of the Trust are also officers of Ultimus, or of Ultimus Fund Distributors, LLC, the principal underwriter of the Fund's shares and an affiliate of Ultimus.

     SHAREHOLDER SERVICE PLAN -- The Fund may pay shareholder servicing fees not to exceed an annual rate of 0.25% of the Fund's average daily net assets. These fees may be paid to various financial institutions that provide shareholder services. No such fees were incurred during the year ended June 30, 2007.

4.   SECURITIES TRANSACTIONS

     The cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $3,958,897 and $8,766,020, respectively, for the year ended June 30, 2007.

--------------------------------------------------------------------------------
CUTLER EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

5.   CONTINGENCIES AND COMMITMENTS

     The Fund indemnifies the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

6.   ACCOUNTING PRONOUNCEMENTS

     On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the Fund's calculation of net assets value per share as late as the Fund's last such calculation in the first required financial statement period after adoption. As a result, the Fund will incorporate FIN 48 in its Semi-Annual Report on December 31, 2007. At this time, management is evaluating the implications of FIN 48 and does not expect its adoption to impact the amounts reported in the financial statements.

     In September 2006, the Financial Accounting Standards Board issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

--------------------------------------------------------------------------------
CUTLER EQUITY FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================

     To the Shareholders and Board of Trustees of the Cutler Equity Fund of The Cutler Trust:

     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Cutler Equity Fund (the "Fund"), a series of The Cutler Trust, as of June 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cutler Equity Fund as of June 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

     DELOITTE & TOUCHE LLP

     Chicago, Illinois
     August 21, 2007

--------------------------------------------------------------------------------
CUTLER EQUITY FUND
ABOUT YOUR FUND'S EXPENSES (Unaudited)
================================================================================

     We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. These ongoing costs, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund.

     A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The table below illustrates the Fund's costs in two ways:

     ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

     HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transaction fees, such as purchase or redemption fees, nor does it impose any sales load.

     The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

--------------------------------------------------------------------------------
CUTLER EQUITY FUND
ABOUT YOUR FUND'S EXPENSES (Unaudited) (Continued)
================================================================================

     More information about the Fund's expenses, including annual expense ratios over the past five years, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

                                   Beginning          Ending
                                 Account Value    Account Value   Expenses Paid
                                January 1, 2007   June 30, 2007   During Period*
                                ---------------   -------------   --------------
Based on Actual Fund Return        $1,000.00         $1,064.20       $6.70
Based on Hypothetical 5%
 Return (before expenses)          $1,000.00         $1,018.30       $6.56

* Expenses are equal to the Fund's annualized expense ratio of 1.31% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

--------------------------------------------------------------------------------
CUTLER EQUITY FUND
TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)
================================================================================

     The Board of Trustees is responsible for managing the Trust's business affairs and exercising all the Trust's powers except those reserved for shareholders. The following tables give information about each Board member and the senior officers of the Fund. Each Trustee holds office until the person resigns, is removed, or replaced. Officers are elected for an annual term. Unless otherwise noted, the Trustees and officers have held their principal occupations for more than five years. The Fund's Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling 1-888-CUTLER4.

                                                                                                        NUMBER OF
                                                                                                        PORTFOLIOS IN  OTHER
NAME,                            POSITION   LENGTH                                                      FUND COMPLEX   DIRECTORSHIPS
DATE OF BIRTH                    WITH THE   OF TIME      PRINCIPAL OCCUPATION(S)                        OVERSEEN BY    HELD BY
AND ADDRESS                      TRUST      SERVED       DURING PAST 5 YEARS                            TRUSTEE        TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Matthew C. Patten(1)             Trustee/   Trustee      President, Investment Committee Member and            1       None
Born: December 1975              Chairman/  Since 2006;  Portfolio Manager of Cutler Investment
3555 Lear Way                    Treasurer  Treasurer    Counsel, LLC since 2003; Portfolio Manager,
Medford, OR 97504                           Since        Member and President of Cutler Venture
                                            2004         Partners, LLC (a private equity firm) since
                                                         2003; Investment Committee Member of Table
                                                         Rock (a registered investment adviser) from
                                                         2002 until 2004; Portfolio Manager - Private
                                                         Equity and Public Equity of Table Rock from
                                                         2000 until 2004; Chief Operating Officer and
                                                         Portfolio Manager of Cutler Asia, LLC (a
                                                         private equity firm) since 2000; Director of
                                                         The First America Asia Fund I, L.P. (a
                                                         private equity fund) since 1999.
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Robert B. Watts, Jr.             Trustee    Since 1996   Counsel, Northhaven Associates since 1985.            1       None
Born: December 1930
1710 Lake Village Drive
Medford, OR 97504
-----------------------------------------------------------------------------------------------------------------------------------
Robert E. Clarke                 Trustee    Since 2002   Retired.                                              1       None
Born: May 1922
One Skyline Drive Apt. 3407
Medford, OR 97504
-----------------------------------------------------------------------------------------------------------------------------------
John P. Cooney                   Trustee    Since 2007   Retired since March 2007; U.S. Magistrate             1       None
Born: January 1932                                       Judge until March 2007.
100 Greenway Circle
Medford, OR 97504
-----------------------------------------------------------------------------------------------------------------------------------
Dr. Mario Campagna               Trustee    Since 2007   Retired.                                              1       None
Born: April 1927
1701 Lake Village Drive
Medford, OR 97504
-----------------------------------------------------------------------------------------------------------------------------------

(1) Matthew C. Patten is an "Interested Person," as defined by the 1940 Act, because he is an affiliated person of the Adviser.

--------------------------------------------------------------------------------
CUTLER EQUITY FUND
TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)
(Continued)
================================================================================

NAME,                            POSITION          LENGTH
DATE OF BIRTH                    WITH THE          OF TIME     PRINCIPAL OCCUPATION(S)
AND ADDRESS                      TRUST             SERVED      DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
Erich M. Patten                  President         Since 2004  Investment Committee Member, Portfolio Manager and Corporate
Born: October 1977                                             Secretary of Cutler Investment Counsel, LLC since 2003; Member of
3555 Lear Way                                                  Cutler Venture Partners, LLC (private equity firm) since 2003;
Medford, OR 97504                                              Investment Committee Member and Portfolio Manager of Table Rock (a
                                                               registered investment adviser) from 2003 until 2004; Intern with the
                                                               U.S. Environmental Protection Agency in 2002; Clerk with Sidley
                                                               Austin Brown and Wood (a law firm) in 2001; Investment Performance
                                                               Specialist with Ashland Partners, LLP from 1998 until 2003.
------------------------------------------------------------------------------------------------------------------------------------
Brooke C. Ashland                Vice President/   Since 2002  Investment Committee Member and Chief Executive Officer of Cutler
Born: December 1951              Chief Compliance              Investment Counsel, LLC since 2003; Portfolio Manager, Member and
3555 Lear Way                    Officer                       Chief Executive Officer of Cutler Venture Partners, LLC (a private
Medford, OR 97504                                              equity firm) since 2003; Chief Executive Officer of Centricity, LLC
                                                               (an investment adviser) since 2003; General Partner of The First
                                                               America Asia Fund I, LP (a private equity fund) since 1999; Chief
                                                               Operating Officer, Chief Executive Officer and Portfolio Manager of
                                                               Cutler Asia, LLC (a private equity firm) since 1998; Chief Executive
                                                               Officer and/or Chairman of the Board of Managers for Table Rock (a
                                                               registered investment adviser)from 1995 to 2004; Chief Executive
                                                               Officer and President of Trustee Investment Services, Inc. (a Trustee
                                                               education firm) since 1991; President of Big Bear Timber, LLC
                                                               (farming) since 1989.
------------------------------------------------------------------------------------------------------------------------------------
Carol S. Fischer                 Vice President/   Since 1996  Member and Chief Operating Officer of Cutler Investment Counsel, LLC
Born: December 1955              Asst. Secretary/              since 2003; Member and Chief Operating Officer of Table Rock (a
3555 Lear Way                    Asst. Treasurer               registered investment adviser) from 1994 to 2004; Secretary of
Medford, OR 97504                                              P.S.&S., Inc. (a sales company) since 1990.
------------------------------------------------------------------------------------------------------------------------------------
Robert G. Dorsey                 Vice President    Since 2005  Managing Director of Ultimus Fund Solutions, LLC and Ultimus
Born: April 1957                                               Fund Distributors, LLC.
225 Pictoria Drive
Suite 450
Cincinnati, OH 45246
------------------------------------------------------------------------------------------------------------------------------------
John F. Splain                   Secretary         Since 2005  Managing Director of Ultimus Fund Solutions, LLC and Ultimus
Born: September 1956                                           Fund Distributors, LLC.
225 Pictoria Drive
Suite 450
Cincinnati, OH 45246
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CUTLER EQUITY FUND
ADDITIONAL INFORMATION (Unaudited)
================================================================================

PROXY VOTING INFORMATION

     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available without charge, upon request, by calling 1-800-228-8537 or on the Securities and Exchange Commissions's (SEC) website http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling 1-800-228-8537 or on the SEC's website at http://www.sec.gov.

FORM N-Q INFORMATION

     The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available without charge, upon request, by calling 1-800-228-8537. Furthermore, you are able to obtain a copy of the filings on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

RESULTS OF A SPECIAL MEETING OF SHAREHOLDERS
HELD ON APRIL 9, 2007 (Unaudited)
================================================================================

     On April 9, 2007, a Special Meeting of Shareholders of the Cutler Equity Fund was held for the purpose of voting on the following Proposals:

     PROPOSAL 1: To elect five Trustees; and

     PROPOSAL 2: To approve a revised Investment  Advisory Agreement between the
                 Trust and Cutler Investment Counsel, LLC

     The total number of shares of the Cutler Equity Fund present in person or by proxy represented approximately 72.1% of the shares entitled to vote at the meeting. All nominees for Trustee were elected and the revised Investment Advisory Agreement between the Trust and Cutler Investment Counsel, LLC was approved.

     The results of the voting to elect the nominees for Trustee were as follows:

                                                            Number of Shares
                                                      --------------------------
     Nominee/Trustee                                   Affirmative     Withhold
     --------------------                             -------------   ----------
     Matthew C. Patten                                2,483,730.387   31,542.000
     Robert E. Clarke                                 2,483,730.387   31,542.000
     Robert B. Watts, Jr.                             2,483,730.387   31,542.000
     Dr. Mario Campagna                               2,483,730.387   31,542.000
     John P. Cooney                                   2,483,730.387   31,542.000

     The results of the voting with respect to the revised Investment Advisory Agreement between the Trust and Cutler Investment Counsel, LLC were as follows:

                                   Number of Shares
                      --------------------------------------
                           For         Against     Abstain
                      -------------    -------   -----------
                      2,483,730.387       0       31,542.000

                         CUTLER INVESTMENT COUNSEL, LLC
                              INVESTMENT MANAGEMENT

                         INVESTMENT ADVISER TO THE TRUST

                         3555 Lear Way, Medford, OR 97504
                          (800)228-8537 o (541)770-9000
                                Fax:(541)779-0006
                                 info@cutler.com

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that the registrant does not have an audit committee financial expert serving on its audit committee. The audit committee determined that, although none of its members meet the technical definition of an audit committee financial expert, the members have sufficient financial expertise to address any issues that are likely to come before the committee.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) AUDIT FEES. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $21,500 and $20,500 with respect to the registrant's fiscal years ended June 30, 2007 and 2006, respectively.

     (b) AUDIT-RELATED FEES. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

     (c) TAX FEES. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $3,900 and $3,800 with respect to the registrant's fiscal years ended June 30, 2007 and 2006, respectively. The services comprising these fees are the preparation of the registrant's federal income and excise tax returns.

     (d) ALL OTHER FEES. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

     (e)(1) The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

     (e)(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) With respect to the fiscal years ended June 30, 2007 and 2006, aggregate non-audit fees of $3,900 and $3,800, respectively, were billed by the registrant's accountant for services rendered to the registrant. No non-audit fees were billed in either of the last two fiscal years by the registrant's accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

     (h) The principal accountant has not provided any non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH   Code of Ethics

Exhibit 99.CERT       Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT    Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Cutler Trust
             -------------------------------------------


By (Signature and Title)* /s/ Erich M. Patten
                          ------------------------------
                          Erich M. Patten, President

Date August 27, 2007
     ----------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Erich M. Patten
                          ------------------------------
                          Erich M. Patten, President

Date August 27, 2007
     ----------------------


By (Signature and Title)* /s/ Matthew C. Patten
                          ------------------------------
                          Matthew C. Patten, Treasurer

Date August 27, 2007
     ----------------------

* Print the name and title of each signing officer under his or her signature.